Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PARNASSUS FUNDS
PARNASSUS INCOME FUNDS
Parnassus Endeavor FundSM
Investor Shares: PARWX | Institutional Shares: PFPWX
January 3, 2022

Supplement to Statutory Prospectus Dated May 1, 2021 (as supplemented to date)
Lowered Expense Limitation - Parnassus Endeavor Fund
Effective January 1, 2022, Parnassus Investments, the investment adviser to the Parnassus Endeavor Fund, has agreed to modify its expense limitation agreement with the Fund to reduce expenses from 0.94% to
0.88% of net assets for the Parnassus Endeavor Fund—Investor Shares and from 0.71% to 0.65% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year‑to‑year basis. The Fund’s Fees and Expenses Table and Expense Example are hereby revised to reflect the lowered expense limitation. The tables in the “Summary Section – Parnassus Endeavor Fund - Fees and Expenses” are hereby replaced by the following:
Parnassus Endeavor Fund
Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage
of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.67	0.67
Distribution (12b‑1) Fees	None	None
Other Expenses	0.27	0.06
Service Fees	0.21	None
All remaining other expenses	0.06	0.06
Total Annual Fund Operating Expenses	0.94	0.73
Expense Reimbursement[1]	0.06	0.08
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.88	0.65
[1] Restated to reflect the lowered expense limitation, effective as of January 1, 2022.
[2] The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Endeavor Fund—Investor Shares and to 0.65% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.
For additional information about the Parnassus Endeavor Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Endeavor Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$90	$294	$514	$1,149
Institutional Shares	$66	$225	$398	$899

Parnassus Endeavor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PARNASSUS FUNDS
PARNASSUS INCOME FUNDS
Parnassus Endeavor FundSM
Investor Shares: PARWX | Institutional Shares: PFPWX
January 3, 2022

Supplement to Statutory Prospectus Dated May 1, 2021 (as supplemented to date)
Lowered Expense Limitation - Parnassus Endeavor Fund
Effective January 1, 2022, Parnassus Investments, the investment adviser to the Parnassus Endeavor Fund, has agreed to modify its expense limitation agreement with the Fund to reduce expenses from 0.94% to
0.88% of net assets for the Parnassus Endeavor Fund—Investor Shares and from 0.71% to 0.65% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year‑to‑year basis. The Fund’s Fees and Expenses Table and Expense Example are hereby revised to reflect the lowered expense limitation. The tables in the “Summary Section – Parnassus Endeavor Fund - Fees and Expenses” are hereby replaced by the following:
Parnassus Endeavor Fund
Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage
of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.67	0.67
Distribution (12b‑1) Fees	None	None
Other Expenses	0.27	0.06
Service Fees	0.21	None
All remaining other expenses	0.06	0.06
Total Annual Fund Operating Expenses	0.94	0.73
Expense Reimbursement[1]	0.06	0.08
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.88	0.65
[1] Restated to reflect the lowered expense limitation, effective as of January 1, 2022.
[2] The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Endeavor Fund—Investor Shares and to 0.65% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.
For additional information about the Parnassus Endeavor Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Endeavor Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$90	$294	$514	$1,149
Institutional Shares	$66	$225	$398	$899

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the lowered expense limitation, effective as of January 1, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Endeavor Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Parnassus Endeavor Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.21%
All remaining other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	$ 1,149
Parnassus Endeavor Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All remaining other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	398
10 Years	rr_ExpenseExampleYear10	$ 899

[1]	Restated to reflect the lowered expense limitation, effective as of January 1, 2022.
[2]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Endeavor Fund—Investor Shares and to 0.65% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.